Note 21 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
21—EARNINGS
(LOSS) PER SHARE

	December 31, 2016	December 31, 2015	December 31, 2014
Income (loss) available to common shareholders	€ 3,842,201	(€1,666,658)	(€512,007)
Number of shares for the computation of basic EPS	27,823,313	25,021,966	23,600,428
Basic EPS	€ 0.14	(€0.07)	(€0.02)
Effect of dilutive securities	1,542,270	1,978,758	0
Number of shares for the computation of diluted EPS	29,365,583	25,021,966	23,600,428
Diluted EPS income (loss)	€ 0.13	(€ 0.07)	(€0.02)

Diluted EPS income (loss) available to common shareholders is computed including assumed conversions as all dilutive securities, consisting of stock options and warrants are out of the money.

The effects of dilutive securities for the years ended
December
31,
2015
and
2014
were excluded from the calculation of diluted earnings per share as a net loss was reported in these periods.